FMI Common Stock Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Commercial Services Sector - 10.0%
Advertising/Marketing Services - 2.9%
Interpublic Group of Cos., Inc.	2,020,000	$58,761,800
		$–
Miscellaneous Commercial Services - 4.1%
Genpact Ltd.	2,615,000	84,176,850
		$–
Personnel Services - 3.0%
Robert Half, Inc.	965,000	61,740,700
Total Commercial Services Sector		204,679,350

Consumer Non-Durables Sector - 4.2%
Apparel/Footwear - 4.2%
Skechers USA, Inc. - Class A(a)	1,260,000	87,091,200

Consumer Services Sector - 3.4%
Other Consumer Services - 3.4%
Valvoline, Inc.(a)	1,605,000	69,336,000

Distribution Services Sector - 15.5%
Electronics Distributors - 2.6%
Arrow Electronics, Inc.(a)	445,000	53,738,200
		$–
Medical Distributors - 3.7%
Henry Schein, Inc.(a)	1,180,000	75,638,000
		$–
Wholesale Distributors - 9.2%
Applied Industrial Technologies, Inc.	280,000	54,320,000
Beacon Roofing Supply, Inc.(a)	810,000	73,305,000
Core & Main, Inc. - Class A(a)	1,230,000	60,196,200
		187,821,200
Total Distribution Services Sector		317,197,400

Electronic Technology Sector - 9.3%
Electronic Components - 3.1%
nVent Electric PLC	820,000	62,820,200
		$–
Electronic Production Equipment - 4.7%
CTS Corp.	635,000	32,150,050
Plexus Corp.(a)	630,000	65,003,400
		97,153,450
Semiconductors - 1.5%
Fabrinet(a)	130,000	31,822,700
Total Electronic Technology Sector		191,796,350

Finance Sector - 16.1%
Finance/Rental/Leasing - 4.4%
FirstCash Holdings, Inc.	370,000	38,805,600
OneMain Holdings, Inc.	1,085,000	52,611,650
		91,417,250
Investment Banks/Brokers - 4.0%
Houlihan Lokey, Inc. - Class A	605,000	81,590,300
		$–
Life/Health Insurance - 2.9%
Primerica, Inc.	255,000	60,327,900
		$–
Major Banks - 2.6%
Zions Bancorp NA	1,210,000	52,477,700
		$–
Multi-Line Insurance - 2.2%
White Mountains Insurance Group Ltd.	25,000	45,436,250
Total Finance Sector		331,249,400

Process Industries Sector - 2.0%
Containers/Packaging - 2.0%
AptarGroup, Inc.	285,000	40,130,850

Producer Manufacturing Sector - 23.9%
Auto Parts: OEM - 3.2%
Donaldson Co., Inc.	915,000	65,477,400
		$–
Building Products - 11.8%
Carlisle Cos., Inc.	225,000	91,172,250
Fortune Brands Innovations, Inc.	1,075,000	69,810,500
Simpson Manufacturing Co., Inc.	485,000	81,737,050
		242,719,800
Electrical Products - 1.6%
Atkore, Inc.	240,000	32,383,200
		$–
Industrial Machinery - 5.2%
Gates Industrial Corp. PLC(a)	3,810,000	60,236,100
Timken Co.	595,000	47,677,350
		107,913,450
Miscellaneous Manufacturing - 2.1%
TriMas Corp.	1,680,000	42,940,800
Total Producer Manufacturing Sector		491,434,650

Retail Trade Sector - 6.0%
Specialty Stores - 6.0%
BJ's Wholesale Club Holdings, Inc.(a)	1,410,000	123,854,400

Technology Services Sector - 4.2%
Information Technology Services - 4.2%
Insight Enterprises, Inc.(a)	430,000	85,294,800
TOTAL COMMON STOCKS (Cost $1,390,688,208)		1,942,064,400

SHORT-TERM INVESTMENT - 5.4%
Money Market Fund - 5.4%
First American Treasury Obligations Fund - Class X, 5.21%(b)	111,030,733	111,030,733
TOTAL SHORT-TERM INVESTMENT (Cost $111,030,733)		111,030,733

TOTAL INVESTMENTS - 100.0% (Cost $1,501,718,941)		2,053,095,133
Liabilities in Excess of Other Assets - 0.0%(c)		(7,664)
TOTAL NET ASSETS - 100.0%		$2,053,087,469

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.

FMI Common Stock Fund

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The following table summarizes the Fund’s investments as of June 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,942,064,400	$–	$–	$1,942,064,400
Money Market Fund	111,030,733	–	–	111,030,733
Total Investments	$2,053,095,133	$–	$–	$2,053,095,133

Refer to the Schedule of Investments for additional information.